Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventories	¥ 18,885	¥ 23,836
Accrued business tax	3,227	6,200
Accrued pension and severance cost	90,025	78,552
Research and development-costs capitalized for tax purposes	12,898	14,740
Property, plant and equipment	31,624	41,737
Accrued expenses	37,992	35,823
Net operating losses carried forward	31,967	28,373
Other	38,220	52,869
Deferred Tax Assets, Gross, Total	264,838	282,130
Less valuation allowance	(33,788)	(35,307)
Total deferred tax assets	231,050	246,823
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(6,783)	(8,215)
Net unrealized gains on securities	(1,180)	(2,119)
Tax deductible reserve	(6,385)	(6,038)
Financing lease revenue	(40,878)	(37,353)
Prepaid pension and severance cost	(2,224)	(2,018)
Other	(26,334)	(35,132)
Total deferred tax liabilities	(83,784)	(90,875)
Net deferred tax assets	¥ 147,266	¥ 155,948